Taxes and contributions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current tax assets	R$ 1,295,310	R$ 800,811
Income Tax And Socials Contribution [Member]
IfrsStatementLineItems [Line Items]
Current tax assets	606,528	752,355
Withholdings Income Tax [Member]
IfrsStatementLineItems [Line Items]
Current tax assets	128,038	45,921
Pis And Cofins Recoverable [Member]
IfrsStatementLineItems [Line Items]
Current tax assets	558,209
Other Federal Taxes [Member]
IfrsStatementLineItems [Line Items]
Current tax assets	R$ 2,535	R$ 2,535